Premises and Equipment - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Construction of buildings and minor repair work	$ 5,934	$ 1,361	$ 1,222
Depreciation expense	$ 2,859	$ 2,760	$ 2,582